Investment Strategy	Mar. 01, 2026
California Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax. These obligations may include bonds that generate interest payments that are subject to the federal individual alternative minimum tax. The Fund’s investment in municipal obligations include industrial revenue bonds. The Fund invests up to 20% of its net assets in below-investment-grade bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”). If the bond has been rated by only one of the rating agencies, that rating will determine the bond's rating; if the bond is rated differently by the rating agencies, the highest rating will be used; and if the bond has not been rated by either of the rating agencies, those selecting such investments will determine the bond's quality. The Fund also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg California Municipal Bond Index, which as of January 31, 2026 was 6.25 years. The Fund is not managed to a particular maturity.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	securities issued by or on behalf of state or local governments and other public authorities
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities).
Core Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, which includes corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products), bank loans, and foreign securities. Investment grade securities are rated BBB- or higher by S&P Global Ratings (“S&P Global”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), at the time of purchase. If the security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating is used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality. The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg US Aggregate Index, which as of January 31, 2026 was 5.76 years.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	fixed-income securities, which includes corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products), bank loans, and foreign securities
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities.
Core Plus Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. Bonds include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities and mortgage-backed securities (securitized products, including collateralized mortgage obligations); and corporate bonds. The Fund also invests in other debt securities, including foreign securities and emerging market securities. The Fund invests in investment-grade securities and, with respect to up to 25% of its assets, in below-investment-grade securities (sometimes called “high yield” or “junk”), which are rated at the time of purchase Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”). If the security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality. The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg US Aggregate Index, which as of January 31, 2026 was 5.76 years. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
The Fund enters into dollar roll transactions, which may involve leverage. The Fund invests in derivatives, including Treasury futures, credit index futures, and interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Bonds include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities and mortgage-backed securities (securitized products, including collateralized mortgage obligations); and corporate bonds.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds.
Diversified Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund generally invests a majority of its assets in fixed-income securities, such as investment-grade corporate bonds, high yield bonds (also known as “junk” bonds), preferred securities, securitized products, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed-income portion of the Fund is not managed to a particular maturity or duration. The Fund invests in foreign, including emerging market, securities. The Fund uses derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
In managing the Fund, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, determines the Fund's strategic asset allocation among actively managed and passively managed (index) strategies that are executed by PGI and multiple sub-advisors. PGI has considerable latitude in allocating the Fund's assets among the general investment categories listed below. The Fund uses strategies and sub-advisors to varying degrees and may change allocations, add new or eliminate existing strategies and sub-advisors, and temporarily or permanently reduce allocations from time to time such that the Fund would have little or no assets allocated to a particular strategy or sub-advisor.
•Investment-grade corporate securities, which are rated at the time of purchase Baa3 or higher by Moody’s Investors Service (“Moody’s”) or BBB- or higher by S&P Global Ratings (“S&P Global”).
•High yield and other income-producing securities, including bank loans and corporate bonds. “High yield” securities are below investment grade securities (sometimes called “junk”), which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. This portion of the Fund also invests in currency forwards and currency options to hedge currency risk.
•Preferred securities, focusing primarily on the financial services and utility industries.
•Diversified portfolio of fixed-income securities, including those issued by governments and their agencies and corporate entities in emerging markets. This portion of the Fund also invests in interest rate swaps or Treasury futures to manage fixed-income exposure; credit default swaps to increase or decrease in an efficient manner exposures to certain sectors or individual issuers; total return swaps to increase or decrease in an efficient manner exposures to certain sectors; and currency forwards and currency options to hedge currency risk and express views on the direction of currency.
•Securitized products such as asset-backed securities and mortgage-backed securities, including commercial mortgage-backed securities, which are bonds secured by first mortgages on commercial real estate.

Diversified International Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in foreign equity securities. The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. Primary consideration is given to securities of issuers of developed areas (for example, Japan, Western Europe, Canada, Australia, Hong Kong, and Singapore); however, the Fund also invests in emerging market securities. The Fund invests in equity securities regardless of market capitalization size (small, medium, or large) and style (growth or value).

Equity Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities. The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months. The Fund usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities.
Finisterre Emerging Markets Total Return Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds that are tied economically to an emerging market, and in derivatives on such investments. Emerging markets are generally defined to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom, and the United States. The Fund also invests in fixed-income securities, including convertible bonds, credit- and index-linked securities, non-registered and restricted securities (including those issued in reliance on Rule 144A and Regulation S), securities issued by distressed or bankrupt issuers, and securities issued by the U.S government or U.S. government-sponsored enterprises. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
The Fund considers a security to be tied economically to an emerging market if one or more of the following criteria is present: (i) the issuer or guarantor of the security has its principal place of business or principal office in an emerging market; (ii) the principal trading market for the security is in an emerging market; (iv) the issuer or guarantor of the security derives a majority of its revenue from emerging markets; or (iv) the currency of settlement of the security is the currency of an emerging market. Emerging markets include frontier markets.
The Fund uses derivatives to enhance return and to hedge and manage investment risks. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund uses forward contracts, futures, options, and swaps. The Fund invests in cash and cash equivalents to support certain of these investments, as well as for other purposes.
The Fund’s investment process focuses primarily on market level analysis of global markets and political developments and their impact on individual countries and companies in emerging markets. The Fund uses a top-down portfolio construction process, blending both fundamental and technical considerations. The investment strategy provides considerable flexibility to invest in various asset classes, capital structures, maturities, and currencies.
The Fund invests, without limitation, in high yield securities (also known as “junk”) rated at the time of purchase Ba1 or lower by Moody’s Investors Services, Inc., and BB+ or lower by S&P Global Ratings (“S&P Global”). If the security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality. The Fund’s holdings range in maturity from overnight to 30 years or more and are not subject to any minimum credit rating standard.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Emerging markets are generally defined to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom, and the United States.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds that are tied economically to an emerging market, and in derivatives on such investments.
Global Emerging Markets Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. The Fund considers “emerging market” to mean any country that is not in the MSCI World Index. Generally, emerging markets include all countries except the United States, Canada, Japan, Australia, Singapore, New Zealand, and most nations located in Western Europe. The Fund also includes Mainland China and its administrative and other districts such as Hong Kong and Macau in its definition of “emerging market.” The Fund considers a security to be tied economically to an emerging market if one or more of the following criteria is present: (i) the issuer or guarantor of the security has its principal place of business or principal office in an emerging market; (ii) the principal trading market for the security is in an emerging market; (iii) the issuer or guarantor of the security derives a majority of its revenue from emerging markets; or (iv) the currency of settlement of the security is the currency of an emerging market.
The Fund invests in equity securities regardless of market capitalization (small, medium, or large) and style (growth or value).
The Fund may invest in and have direct access to China A shares listed on the Shanghai Stock Connect program (“SSE”) via the Shanghai-Hong Kong Stock Connect and Shenzhen Hong Kong Stock Connect Schemes.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund considers “emerging market” to mean any country that is not in the MSCI World Index. Generally, emerging markets include all countries except the United States, Canada, Japan, Australia, Singapore, New Zealand, and most nations located in Western Europe.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies.
Global Real Estate Securities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry. For the Fund’s investment policies, a real estate company has at least 50% of its assets, income, or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (“REITs”) and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies, as well as those whose products and services relate to the real estate industry, such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund invests in equity securities regardless of market capitalization (small, medium or large). The Fund invests in value equity securities and growth equity securities.
The Fund invests a significant percentage of its portfolio in REITs and foreign REIT-like entities. REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate-level federal income taxes by meeting certain requirements of the Internal Revenue Code. Some foreign countries have adopted REIT structures that are very similar to those in the U.S. Similarities include pass-through tax treatment and portfolio diversification. Other countries have REIT structures that are significantly different than the structure in the U.S., while some countries have not adopted a REIT-like structure at all.
Under normal market conditions, the Fund holds investments tied economically to at least 3 countries and invests a percentage of its net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage foreign issuers in FTSE EPRA/NAREIT Developed Index minus 10%.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	a real estate company has at least 50% of its assets, income, or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (“REITs”) and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies, as well as those whose products and services relate to the real estate industry, such as building supply manufacturers, mortgage lenders, and mortgage servicing companies
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Government & High Quality Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds issued by the U.S. government, its agencies, or instrumentalities or bonds that are rated AAA by S&P Global Ratings (“S&P Global”) or Aaa by Moody’s Investors Service, Inc. (“Moody’s”). Bonds include, but are not limited to, asset-backed securities (“ABS”), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities (“MBS”) (also referred to as securitized products). The Fund also invests in ABS and MBS that are rated lower than AAA by S&P Global or Aaa by Moody’s (or of comparable quality), including collateralized mortgage obligations, and in other obligations that are secured by mortgages or MBS. The MBS in which the Fund invests include MBS trading in the to-be-announced (“TBA”) markets. If a security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg US Agency Fixed Rate MBS Index, which as of January 31, 2026 was 5.33 years. The Fund is not managed to a particular maturity. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
The Fund invests in derivatives, including Treasury futures and securities delivered in TBA transactions, to manage the fixed-income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Bonds include, but are not limited to, asset-backed securities (“ABS”), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities (“MBS”) (also referred to as securitized products).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds issued by the U.S. government, its agencies, or instrumentalities or bonds that are rated AAA by S&P Global Ratings (“S&P Global”) or Aaa by Moody’s Investors Service, Inc.
Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash or government securities (government securities can include shares of other government money market funds). The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in government securities and repurchase agreements that are collateralized by government securities. A government security is any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the United States Congress; or any certificate of deposit for any of the foregoing. Specifically, the Fund will invest in U.S. treasury bills, bonds, and other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities (which will include instruments with variable or floating interest rates), as well as shares of other government money market funds. The Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund’s assets may rise or fall.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A government security is any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the United States Congress; or any certificate of deposit for any of the foregoing.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in government securities and repurchase agreements that are collateralized by government securities.
Strategy Portfolio Concentration [Text]	The Fund will invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash or government securities (government securities can include shares of other government money market funds).
High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called “high yield” or “junk”), which are rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”). If the bond or bank loan has been rated by only one of the rating agencies, that rating will determine the rating of the bond or bank loan; if the bond or bank loan is rated differently by the rating agencies, the highest rating will be used; and if the bond or bank loan has not been rated by either of those agencies, those selecting such investments will determine the quality of the bond or bank loan. The Fund also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, which as of January 31, 2026 was 2.91 years. The Fund is not managed to a particular maturity.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	below investment grade bonds and bank loans (sometimes called “high yield” or “junk”), which are rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”)
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called “high yield” or “junk”), which are rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”).
Inflation Protection Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. government. In managing the Fund, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor uses a sampling strategy designed to track the Bloomberg U.S. TIPS Index (the “Index”). The index is composed of investment grade U.S. treasury inflation-protected securities (“TIPS”). As of January 31, 2026, the Index was composed of 47 issues. The Index is rebalanced monthly to reflect securities that have dropped out of or entered the Index in the preceding month. Generally, the Fund makes corresponding changes to its portfolio shortly after Index changes are made public. The Fund typically does not purchase all of the securities in the Index. Under normal circumstances, the Fund maintains an average portfolio duration that is in line with the duration of the Index, which as of January 31, 2026, was 6.48 years. The Fund's strategies may result in the active and frequent trading of the Fund's portfolio securities.

International Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. For purposes of the Fund’s 80% policy, bonds include derivative instruments or other instruments that have economic characteristics similar to bonds. The Fund invests primarily in non-U.S. dollar-denominated, investment grade bonds of issuers of developed and emerging markets, including China. Bonds include debt obligations of any maturity, such as bonds, notes, bills, and debentures and may be denominated and issued in the local currency or another currency. The Fund's assets are invested in issuers located in at least three countries (excluding the United States) and combined exposure to foreign securities, foreign currencies, and other foreign investments equal to at least 40% of the Fund’s net assets. Investment grade bonds are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 by Moody’s Investor Service, Inc. (“Moody’s”), at the time of purchase. If the security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality.
The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg Global Aggregate ex USD Index, which as of January 31, 2026 was 6.69 years . The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
The Fund invests in derivatives, including credit default swaps, currency contracts, forwards contracts, and interest rate swaps for currency hedging purposes. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in non-U.S. dollar-denominated, investment grade bonds of issuers of developed and emerging markets, including China. Bonds include debt obligations of any maturity, such as bonds, notes, bills, and debentures and may be denominated and issued in the local currency or another currency.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. For purposes of the Fund’s 80% policy, bonds include derivative instruments or other instruments that have economic characteristics similar to bonds.
International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund defines equity securities to include common stock, preferred stock, and exchange-traded funds (ETFs) and mutual funds that invest primarily in equity securities. The Fund invests primarily in foreign equity securities, including emerging market securities, such as China. The Fund typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies.
The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund defines equity securities to include common stock, preferred stock, and exchange-traded funds (ETFs) and mutual funds that invest primarily in equity securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.
LargeCap Growth Fund I
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in growth equity securities of companies with large market capitalizations. For this Fund, large market capitalization growth equity securities are securities (i) with market capitalizations within the range of companies comprising the Russell 1000® Index (as of January 30, 2026, this was between approximately $1.2 billion and $4.7 trillion), and (ii) that are included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index. The Fund also invests in equity securities of companies with medium market capitalizations.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell 1000® Growth Index.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, large market capitalization growth equity securities are securities (i) with market capitalizations within the range of companies comprising the Russell 1000® Index (as of January 30, 2026, this was between approximately $1.2 billion and $4.7 trillion), and (ii) that are included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in growth equity securities of companies with large market capitalizations.
LargeCap S&P 500 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor’s® (“S&P”) 500 Index (the “Index”). The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. As of January 30, 2026, the market capitalization range of the companies comprising the Index was between approximately $5.8 billion and $4.6 trillion. Each component stock of the Index is weighted in proportion to its total market value. The Index is rebalanced quarterly.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy, which involves investing in all the securities that make up the Index, in the same proportions as the Index.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of January 31, 2026, the Index was not concentrated in any industry. The Fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (“1940 Act”), to the approximate extent the Index is non-diversified. The Fund may, therefore, operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the share price of a non-diversified fund than would occur in a more diversified fund.
Note:    “Standard & Poor’s 500®” and “S&P 500®” are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	in equity securities of companies that compose the Standard & Poor’s® (“S&P”) 500 Index (the “Index”)
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor’s® (“S&P”) 500 Index (the “Index”).
Strategy Portfolio Concentration [Text]	The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of January 31, 2026, the Index was not concentrated in any industry. The Fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (“1940 Act”), to the approximate extent the Index is non-diversified. The Fund may, therefore, operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the share price of a non-diversified fund than would occur in a more diversified fund.
LargeCap Value Fund III
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in value companies with large market capitalizations. For this Fund, value companies with large market capitalizations are those (i) with market capitalizations within the range of companies comprising the Russell 1000® Index (as of January 30, 2026, this range was between approximately $1.2 billion and $4.7 trillion), and (ii) included within at least one of the following value indices: the MSCI All Country World IMI Value Index, the S&P 1500 Value Index, or the Russell 3000 Value Index. The Fund also invests in equity securities of companies with medium market capitalizations and in other investment companies (for example, an exchange-traded fund (ETF)).
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell 1000® Value Index.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, value companies with large market capitalizations are those (i) with market capitalizations within the range of companies comprising the Russell 1000® Index (as of January 30, 2026, this range was between approximately $1.2 billion and $4.7 trillion), and (ii) included within at least one of the following value indices: the MSCI All Country World IMI Value Index, the S&P 1500 Value Index, or the Russell 3000 Value Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in value companies with large market capitalizations.
MidCap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations (MidCap). For this Fund, companies with medium market capitalizations (MidCap) are those with market capitalizations within the range of companies comprising the Russell MidCap® Index (as of January 30, 2026, this was between approximately $1.2 billion and $88.7 billion). The Fund also invests in foreign securities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, companies with medium market capitalizations (MidCap) are those with market capitalizations within the range of companies comprising the Russell MidCap® Index
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations (MidCap).
MidCap S&P 400 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor’s (“S&P”) MidCap 400 Index (the “Index”). The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. As of January 30, 2026, the market capitalization range of the companies comprising the Index was between approximately $1.8 billion and $35.5 billion. Each component stock of the Index is weighted in proportion to its total market value. The Index is rebalanced quarterly.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy, which involves investing in all the securities that make up the Index, in the same proportions as the Index.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of January 31, 2026, the Index was not concentrated in any industry.
Note:    “Standard & Poor’s MidCap 400” and “S&P MidCap 400” are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	equity securities of companies that compose the Standard & Poor’s (“S&P”) MidCap 400 Index (the “Index”)
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor’s (“S&P”) MidCap 400 Index (the “Index”).
Strategy Portfolio Concentration [Text]	The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of January 31, 2026, the Index was not concentrated in any industry.
MidCap Value Fund I
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of value companies with medium market capitalizations (MidCap). For this Fund, value companies with medium market capitalizations are (i) those with market capitalizations within the range of companies comprising the Russell MidCap® Index (as of January 30, 2026, this range was between approximately $1.2 billion and $88.7 billion), and (ii) included within at least one of the following value indices: the MSCI All Country World IMI Value Index, the S&P 1500 Value Index, or the Russell 3000 Value Index. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell MidCap® Value Index.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, value companies with medium market capitalizations are (i) those with market capitalizations within the range of companies comprising the Russell MidCap® Index (as of January 30, 2026, this range was between approximately $1.2 billion and $88.7 billion), and (ii) included within at least one of the following value indices: the MSCI All Country World IMI Value Index, the S&P 1500 Value Index, or the Russell 3000 Value Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of value companies with medium market capitalizations (MidCap).
Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments such as those issued by banks, corporations (U.S. and non-U.S.), municipalities, and the U.S. government. Such instruments include certificates of deposit, banker’s acceptances, commercial paper, treasury bills, bonds, repurchase agreements, and shares of other money market funds. The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund’s assets may rise or fall.

Overseas Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that are tied economically to countries outside the U.S. The Fund considers a security to be tied economically to countries outside the U.S. (a “foreign security”) if one or more of the following criteria is present: (i) the issuer or guarantor of the security has its principal place of business or principal office outside the U.S.; (ii) the principal trading market for the security is a trading market outside the U.S.; (iii) the issuer or guarantor of the security derives a majority of its revenue from outside the U.S.; or (iv) the currency of settlement of the security is the currency of a country outside of the U.S.
The Fund invests in emerging market securities. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund invests in equity securities of small, medium, and large market capitalization companies.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the MSCI EAFE Value Index.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund considers a security to be tied economically to countries outside the U.S. (a “foreign security”) if one or more of the following criteria is present: (i) the issuer or guarantor of the security has its principal place of business or principal office outside the U.S.; (ii) the principal trading market for the security is a trading market outside the U.S.; (iii) the issuer or guarantor of the security derives a majority of its revenue from outside the U.S.; or (iv) the currency of settlement of the security is the currency of a country outside of the U.S.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that are tied economically to countries outside the U.S.
Principal Capital Appreciation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests primarily in equity securities of U.S. companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. Although there is no restriction on the size of the companies in which the Fund invests, most of the Fund's investments typically include companies with a market capitalization over $10 billion at the time of purchase. Those managing the Fund’s investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries.
Principal LifeTime Strategic Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund’s asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.

Principal LifeTime 2015 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime 2020 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime 2025 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime 2030 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime 2035 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime 2040 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime 2045 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime 2050 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime 2055 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime 2060 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime 2065 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime 2070 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime Hybrid Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund’s asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.

Principal LifeTime Hybrid 2015 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime Hybrid 2020 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime Hybrid 2025 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime Hybrid 2030 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime Hybrid 2035 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime Hybrid 2040 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime Hybrid 2045 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime Hybrid 2050 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime Hybrid 2055 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime Hybrid 2060 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime Hybrid 2065 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal LifeTime Hybrid 2070 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Real Estate Securities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry. A real estate company has at least 50% of its assets, income, or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (“REITs”) and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies, as well as those whose products and services relate to the real estate industry, including building supply manufacturers, mortgage lenders, and mortgage servicing companies.
REITs are pooled investment vehicles that invest in income-producing real estate, real estate-related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The Fund invests in equity securities regardless of market capitalization (small, medium, or large). The Fund invests in growth and value equity securities. The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A real estate company has at least 50% of its assets, income, or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (“REITs”) and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies, as well as those whose products and services relate to the real estate industry, including building supply manufacturers, mortgage lenders, and mortgage servicing companies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Strategic Asset Management Balanced Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as corporate bonds;
•between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Strategic Asset Management Conservative Balanced Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as high yield securities (or “junk” bonds), securitized products, and corporate bonds;
•between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Strategic Asset Management Conservative Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as corporate bonds;
•between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Strategic Asset Management Flexible Income Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as high yield securities (or “junk” bonds), securitized products, corporate bonds, and U.S. government securities;
•between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies, including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Strategic Asset Management Strategic Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Short-Term Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing in a broad range of high-quality, fixed-income securities. The Fund invests primarily in high-quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings (“S&P Global”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”). If the security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality. The Fund’s investments also include corporate securities, government securities, mortgage-backed and asset-backed securities (securitized products), and foreign securities.
Under normal circumstances, the Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index, which as of January 31, 2026 was 1.80 years.
The Fund invests in derivatives, including Treasury futures and credit index futures, for hedging purposes and to manage fixed-income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

SmallCap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index (as of January 30, 2026, this was between approximately $10.0 million and $38.2 billion). Those managing the Fund’s investments seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations.
SmallCap Growth Fund I
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in growth equity securities of companies with small market capitalizations. For this Fund, growth equity securities of companies with small market capitalizations are (i) those with market capitalizations within the range of companies comprising the Russell 2000 Index (as of January 30, 2026, this range was between $10.0 million and $38.2 billion) and (ii) included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell 2000® Growth Index.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, growth equity securities of companies with small market capitalizations are (i) those with market capitalizations within the range of companies comprising the Russell 2000 Index (as of January 30, 2026, this range was between $10.0 million and $38.2 billion) and (ii) included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in growth equity securities of companies with small market capitalizations.
SmallCap S&P 600 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor’s (“S&P”) SmallCap 600 Index (the “Index”). The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. As of January 30, 2026, the market capitalization range of the companies comprising the Index was between approximately $194.0 million and $9.8 billion. Each component stock of the Index is weighted in proportion to its total market value. The Index is rebalanced quarterly.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy, which involves investing in all the securities that make up the Index, in the same proportions as the Index.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of January 31, 2026, the Index was not concentrated in any industry.
Note: “Standard & Poor’s SmallCap 600” and “S&P SmallCap 600” are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	equity securities of companies that compose the Standard & Poor’s (“S&P”) SmallCap 600 Index
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor’s (“S&P”) SmallCap 600 Index (the “Index”).
Strategy Portfolio Concentration [Text]	The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of January 31, 2026, the Index was not concentrated in any industry.
SmallCap Value Fund II
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations of one or both of the following: $3.5 billion or less, or within the range of companies composing the Russell 2000® Value Index (as of January 30, 2026, this range was between approximately $16.0 million and $32.4 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell 2000® Value Index.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, companies with small market capitalizations are those with market capitalizations of one or both of the following: $3.5 billion or less, or within the range of companies composing the Russell 2000® Value Index
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations.
Tax-Exempt Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities). Many of these are from California, Illinois, and New York. Generally, municipal obligations pay interest that is exempt from federal income tax. The Fund’s investment in municipal obligations include industrial revenue bonds. The Fund also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage.
The Fund invests in investment-grade securities and, with respect to up to 20% of its net assets, in below-investment-grade bonds (sometimes called “high yield bonds” or “junk bonds”). Below-investment-grade bonds are rated, at the time of purchase, Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”). The Fund’s total investment in below-investment-grade bonds plus investment-grade bonds rated Baa by Moody’s or BBB by S&P Global, at the time of purchase, will not exceed 40% of the Fund’s net assets. If the bond has been rated by only one of the rating agencies, that rating will determine the bond’s rating; if the bond is rated differently by the rating agencies, the highest rating will be used; and if the bond has not been rated by either of the rating agencies, those selecting such investments will determine the bond’s quality.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg Municipal Bond Index, which as of January 31, 2026 was 6.42 years. The Fund is not managed to a particular maturity.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	securities issued by or on behalf of state or local governments and other public authorities
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities).